Related Party Transactions - Narrative (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Management Fees And Allocated Expenses	$ 679,000	$ 335,000
Due to affiliates	81,925	0
Due from affiliates	0	45,126
Bimini Advisors Llc [Member]
Related Party Transaction [Line Items]
Automatic Renewal Period Of Management Agreement	1 year
Direct expenses	100,000,000
Offering Expenses Paid	3,000,000	200,000
Failed Merger Costs		800,000
Bimini Advisors Llc [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Percentage of company's equity	0.125%
Equity of company	250,000,000
Bimini Advisors Llc [Member] | Management Agreement One [Member]
Related Party Transaction [Line Items]
Percentage of company's equity	0.104%
Bimini Advisors Llc [Member] | Management Agreement One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Equity of company	250,000,000
Bimini Advisors Llc [Member] | Management Agreement One [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Equity of company	500,000,000
Bimini Advisors Llc [Member] | Management Agreement Two [Member]
Related Party Transaction [Line Items]
Percentage of company's equity	0.083%
Bimini Advisors Llc [Member] | Management Agreement Two [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Equity of company	500,000,000
Bimini Capital Management Inc [Member]
Related Party Transaction [Line Items]
Management Fees And Allocated Expenses	7,200
W Coleman Bitting [Member]
Related Party Transaction [Line Items]
Consulting hourly fee	150
Compensation payment during the period	3,800	30,400
Compensation payment	$ 115,000